Remittance Dates:
September 19, 2013 through October 18, 2013

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 28, 2013 through June 29, 2014
		Remittance Dates:	September 19, 2013 through October 18, 2013

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00365	per kWh	$ 2,323,002.58	$ 2,312,586.22
2	Small General Service	$0.00603	per kWh	$ 183,718.70	$ 183,395.73
3	General Service	$0.00264	per kWh	$ 888,688.14	$ 888,098.06
4	Large General Service	$0.00137	per kWh	$ 191,514.53	$ 191,484.28
5	Large Industrial Power Service	$0.11618	per kW	$ 96,066.48	$ 96,066.48
6	Interruptible Service	$0.02778	per kW	$ 632.44	$ 632.44
7	Economic As-Available Service	-$0.00034	per kWh	$ -	$ -
8	Standby and Maintenance Service	$0.01518	per kW	$ 6,920.36	$ 6,920.36
9	Street and Outdoor Lighting	$0.01524	per kWh	$ 106,228.88	$ 104,976.23
10	Total			$ 3,796,772.11	$ 3,784,159.80

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,784,159.80
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,784,159.80

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 18th day of October 2013.

ENTERGY TEXAS, INC., as Servicer
By /s/ Frank Williford
Title: _Assistant Treasurer

Remittance Dates:
October 21, 2013 through November 19, 2013

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 28, 2013 through June 29, 2014
		Remittance Dates:	October 21, 2013 through November 19, 2013

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00365	per kWh	$ 1,889,319.31	$ 1,880,847.62
2	Small General Service	$0.00603	per kWh	$ 155,996.47	$ 155,722.24
3	General Service	$0.00264	per kWh	$ 811,815.06	$ 811,276.00
4	Large General Service	$0.00137	per kWh	$ 184,979.03	$ 184,949.77
5	Large Industrial Power Service	$0.11618	per kW	$ 95,938.97	$ 95,938.97
6	Interruptible Service	$0.02778	per kW	$ 6,111.20	$ 6,111.20
7	Economic As-Available Service	-$0.00034	per kWh	$ -	$ -
8	Standby and Maintenance Service	$0.01518	per kW	$ 6,921.21	$ 6,921.21
9	Street and Outdoor Lighting	$0.01524	per kWh	$ 106,434.19	$ 105,179.13
10	Total			$ 3,257,515.44	$ 3,246,946.14

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,246,946.14
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,246,946.14

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 19th day of November 2013.

ENTERGY TEXAS, INC., as Servicer
By _/s/ Frank Williford
Title: _Assistant Treasurer

Remittance Dates:
November 20, 2013 through December 18, 2013

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 28, 2013 through June 29, 2014
		Remittance Dates:	November 20, 2013 through December 18, 2013

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00365	per kWh	$ 1,317,477.91	$ 1,311,570.35
2	Small General Service	$0.00603	per kWh	$ 129,191.92	$ 128,964.81
3	General Service	$0.00264	per kWh	$ 698,305.47	$ 697,841.79
4	Large General Service	$0.00137	per kWh	$ 170,964.46	$ 170,937.43
5	Large Industrial Power Service	$0.11618	per kW	$ 101,390.17	$ 101,390.17
6	Interruptible Service	$0.02778	per kW	$ 3,550.67	$ 3,550.67
7	Economic As-Available Service	-$0.00034	per kWh	$ -	$ -
8	Standby and Maintenance Service	$0.01518	per kW	$ 6,926.84	$ 6,926.84
9	Street and Outdoor Lighting	$0.01524	per kWh	$ 106,610.79	$ 105,353.65
10	Total			$ 2,534,418.23	$ 2,526,535.71

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,526,535.71
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,526,535.71

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 18th day of December 2013.

ENTERGY TEXAS, INC., as Servicer
By /s/ Frank Williford
Title: Assistant Treasurer

Remittance Dates:
December 19, 2013 through January 21, 2014

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 28, 2013 through June 29, 2014
		Remittance Dates:	December 19, 2013 through January 21, 2014

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00365	per kWh	$ 1,670,196.34	$ 1,662,707.17
2	Small General Service	$0.00603	per kWh	$ 147,581.28	$ 147,321.84
3	General Service	$0.00264	per kWh	$ 696,804.14	$ 696,341.46
4	Large General Service	$0.00137	per kWh	$ 162,849.79	$ 162,824.09
5	Large Industrial Power Service	$0.11618	per kW	$ 96,946.31	$ 96,946.31
6	Interruptible Service	$0.02778	per kW	$ 2,901.62	$ 2,901.62
7	Economic As-Available Service	-$0.00034	per kWh	$ -	$ -
8	Standby and Maintenance Service	$0.01518	per kW	$ 6,926.84	$ 6,926.84
9	Street and Outdoor Lighting	$0.01524	per kWh	$ 107,283.28	$ 106,018.19
10	Total			$ 2,891,489.60	$ 2,881,987.52

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 2,881,987.52
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 2,881,987.52

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of January 2014.

ENTERGY TEXAS, INC., as Servicer
By /s/ Frank Williford
Title: Assistant Treasurer

Remittance Dates:
January 22, 2014 through February 20, 2014

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 28, 2013 through June 29, 2014
		Remittance Dates:	January 22, 2014 through February 20, 2014

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00365	per kWh	$ 2,096,321.44	$ 2,086,921.52
2	Small General Service	$0.00603	per kWh	$ 173,972.07	$ 173,666.21
3	General Service	$0.00264	per kWh	$ 733,446.57	$ 732,959.55
4	Large General Service	$0.00137	per kWh	$ 166,516.06	$ 166,489.73
5	Large Industrial Power Service	$0.11618	per kW	$ 97,791.16	$ 97,791.16
6	Interruptible Service	$0.02778	per kW	$ 2,918.98	$ 2,918.98
7	Economic As-Available Service	-$0.00034	per kWh	$ -	$ -
8	Standby and Maintenance Service	$0.01518	per kW	$ 6,926.84	$ 6,926.84
9	Street and Outdoor Lighting	$0.01524	per kWh	$ 107,698.86	$ 106,428.86
10	Total			$ 3,385,591.98	$ 3,374,102.85

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,374,102.85
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,374,102.85

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of February 2014.

ENTERGY TEXAS, INC., as Servicer
By /s/ Frank Williford
Title: Assistant Treasurer

Remittance Dates:
February 21, 2014 through March 21, 2014

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated June 29, 2007 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Gulf States Reconstruction Funding I, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	June 28, 2013 through June 29, 2014
		Remittance Dates:	February 21, 2014 through March 21, 2014

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00365	per kWh	$ 1,928,094.91	$ 1,919,449.32
2	Small General Service	$0.00603	per kWh	$ 169,044.58	$ 168,747.38
3	General Service	$0.00264	per kWh	$ 708,134.92	$ 707,664.71
4	Large General Service	$0.00137	per kWh	$ 150,622.00	$ 150,598.20
5	Large Industrial Power Service	$0.11618	per kW	$ 97,694.62	$ 97,694.62
6	Interruptible Service	$0.02778	per kW	$ 3,383.22	$ 3,383.22
7	Economic As-Available Service	-$0.00034	per kWh	$ -	$ -
8	Standby and Maintenance Service	$0.01518	per kW	$ 6,998.39	$ 6,998.39
9	Street and Outdoor Lighting	$0.01524	per kWh	$ 107,603.06	$ 106,334.21
10	Total			$ 3,171,575.70	$ 3,160,870.05

11	Results of Annual Reconciliation (if applicable):

12	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

13	Residential Service	$ -	$ -	$ -	$ -
14	Small General Service	$ -	$ -	$ -	$ -
15	General Service	$ -	$ -	$ -	$ -
16	Large General Service	$ -	$ -	$ -	$ -
17	Large Industrial Power Service	$ -	$ -	$ -	$ -
18	Interruptible Service	$ -	$ -	$ -	$ -
19	Economic As-Available Service	$ -	$ -	$ -	$ -
20	Standby and Maintenance Service	$ -	$ -	$ -	$ -
21	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
22	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,160,870.05
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,160,870.05

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of March 2014.

ENTERGY TEXAS, INC., as Servicer
By /s/ Stacey Lousteau
Title: Assistant Treasurer